Note D - Loans and Allowance for Loan Losses - Allowance for Loan Losses Activity by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 7,499	$ 7,699	$ 6,648
Provision for loan losses	1,039	2,564	2,826
Loans charged off	(3,600)	(4,081)	(3,203)
Recoveries	1,790	1,317	1,428
Balance	6,728	7,499	7,699
Allowance for loan losses:
Balance	7,499	7,699	6,648
Provision for loan losses	1,039	2,564	2,826
Loans charged off	(3,600)	(4,081)	(3,203)
Recoveries	1,790	1,317	1,428
Balance	6,728	7,499	7,699
Residential Portfolio Segment [Member]
Balance	1,470	939	1,087
Provision for loan losses	772	1,016	(63)
Loans charged off	(874)	(745)	(384)
Recoveries	215	260	299
Balance	1,583	1,470	939
Allowance for loan losses:
Balance	1,470	939	1,087
Provision for loan losses	772	1,016	(63)
Loans charged off	(874)	(745)	(384)
Recoveries	215	260	299
Balance	1,583	1,470	939
Commercial Real Estate Portfolio Segment [Member]
Balance	2,978	4,315	1,959
Provision for loan losses	(1,311)	(632)	2,287
Loans charged off	(4)	(1,067)	(63)
Recoveries	523	362	132
Balance	2,186	2,978	4,315
Allowance for loan losses:
Balance	2,978	4,315	1,959
Provision for loan losses	(1,311)	(632)	2,287
Loans charged off	(4)	(1,067)	(63)
Recoveries	523	362	132
Balance	2,186	2,978	4,315
Commercial and Industrial Portfolio Segment [Member]
Balance	1,024	907	2,589
Provision for loan losses	(80)	658	(1,112)
Loans charged off	(208)	(627)	(586)
Recoveries	327	86	16
Balance	1,063	1,024	907
Allowance for loan losses:
Balance	1,024	907	2,589
Provision for loan losses	(80)	658	(1,112)
Loans charged off	(208)	(627)	(586)
Recoveries	327	86	16
Balance	1,063	1,024	907
Consumer Portfolio Segment [Member]
Balance	2,027	1,538	1,013
Provision for loan losses	1,658	1,522	1,714
Loans charged off	(2,514)	(1,642)	(2,170)
Recoveries	725	609	981
Balance	1,896	2,027	1,538
Allowance for loan losses:
Balance	2,027	1,538	1,013
Provision for loan losses	1,658	1,522	1,714
Loans charged off	(2,514)	(1,642)	(2,170)
Recoveries	725	609	981
Balance	$ 1,896	$ 2,027	$ 1,538